Cash flow information - Cash used in operations (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Loss before income tax	¥ (1,762,436)	¥ (1,163,816)	¥ (976,633)
Depreciation and amortization	459,856	354,027	287,554
Net impairment losses on financial and contract assets	45,167	2,224
Gain on disposal of lease assets and derecognition of lease liabilities (Note 8)		(5,232)
Gain on disposal of property, plant and equipment (Note 8)	(13,267)
Expected credit loss on financial guarantee contract	127,312	286,387	11,229
Share-based payments expenses (Note 24)	76,364	7,751	376
Fair value adjustment to derivatives (Note 8)	244	2,438
Net gain on financial assets at fair value through profits or loss (Note 8)	(38,891)	(102,582)	(22,667)
Share of losses of associate and joint venture (Note 14)	14,854	15,442	2,747
Gain on dilution of investment in associate (Note 14)		(7,641)
Finance costs	172,672	160,654	85,590
Interest from loans to related parties (Note 32(b))	(417)
Interest from restricted cash	(109,592)	(104,234)
Interest from exchange fund bills	(45)
Changes in working capital :
Trade receivables	(445,568)	(218,275)	(15,818)
Contract assets	(29,187)	(109,815)
Prepayments and other receivables	(95,163)	34,507	(250,889)
Trade and other payable	(350,268)	130,598	515,585
Contract liabilities	(4,184)	39,600	26,206
Payroll and welfare payables	136,824	188,829	108,035
Cash used in operations	¥ (1,815,725)	¥ (489,138)	¥ (228,685)